INCOME TAXES (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating Income (Loss)	$ (1,007,391)	$ (238,138)	$ (1,705,587)	$ (761,221)
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount			1,527,228
Australian Taxation Office [Member]
Operating Income (Loss)			$ 12,486,000